TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 10 - TAXES ON INCOME

A.	Tax rates applicable to the income of the subsidiary:

The corporate tax rate in Israel is 25%.

On September 26, 2011 the Social-Economic Reform Committee headed by Professor Manuel Trajtenberg published a report with its recommendations. Consequently, on December 6, 2011, the Law for Change in the Tax Burden (Legislative Amendments), based on the recommendations in the Tax Section of that report, was published, after being approved in a third reading in the Israeli Knesset.

The main changes of the new law regarding corporate income taxes are as follows:

1.	Cancellation of the planned gradual reduction of income taxes and corporate income taxes commencing in 2012.
2.	Increase of the corporate income tax rate to 25% in 2012.
3.	Increase of the capital gains tax rate and betterment tax rate to 25%.

Such tax rate changes have no significant impact on the Company's financial statements.

B.	Tax laws applicable to the income of the Subsidiary:

The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, BCT is entitled to various tax benefits by virtue of "beneficiary enterprise" status granted, as defined by this Law.

In March 2005, the Israeli Parliament passed the Arrangements Law for fiscal year 2005, which includes a broad and comprehensive amendment to the provisions of the Law ("Amendment No. 60 to the Law").

The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates under the Alternative Track of Benefits:

The Company is tax exempt for a benefit period of two years and in the five/eight subsequent years of the benefit period is subject to a reduced tax rate of 10%-25%.

In January 6, 2011 an amendment to the Law for the Encouragement of Capital Investment-1959 (the "Law") was published. The amendment has a substantial effect on the current provisions of the Law. The followings are the major changes in the amendment:

1.	A company located in Preferred Area A can file for both grants and tax benefits.

2.	The requisites for benefits were changed with most significant change is that the minimum investment requirement was removed. In addition the definition of approved entity was changed.

3.	The income attribution based on revenues was cancelled, the result is that approved entity would be taxable on it entire income at a fixed rate.

4.	Tax exemption was cancelled.

5.	Dividend payable to Israeli corporations from preferred income would be tax exempted.

6.	The Grant Rate out of the approved investment would be up to 24%.

The Tax rates applicable to Approved Industrial Enterprise would be 6% and 12% for those located in Preferred Area A or elsewhere, respectively, with effectiveness for the taxable year 2 of 2015 and onwards. Prior to 2015 the following tax rates will be applicable:

For the years 2011-2012 10% and 15%, respectively and for the years 2013-2014 7% and 12.5%, respectively. The amendment to the law is not expected to have material impact on the Company's consolidated financial statements.

C.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Operating loss carryforward	22,067	19,704

Net deferred tax asset before valuation allowance	8,340	7,467
Valuation allowance	(8,340)	(7,467)
Net deferred tax asset	-	-

As of December 31, 2012, the Company has provided valuation allowances of $8,340 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

D.	Available carryforward tax losses:

As of December 31, 2012, the Company has an accumulated tax loss carryforward of approximately $22,067. Carryforward tax losses in Israel are unlimited duration and carryforward tax losses in the U.S. can be carried forward and offset against taxable income in the future for a period of 20 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

E.	Loss from continuing operations, before taxes on income, consists of the following:

	Year ended December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

United States	(1,197)	(1,886)
Israel	(2,233)	(2,032)
	(3,430)	(3,918)

F.	Due to the Company’s cumulative losses, the effect of ASC 740 as codified from ASC 740-10 is not material.

G.	BCT has not received final tax assessments since its incorporation.